Pension and Postretirement Benefits (Tables)	6 Months Ended	12 Months Ended
	Jun. 29, 2014	Dec. 29, 2013
Schedule of Changes in Projected Benefit Obligations and Amounts Recognized in Other Comprehensive Income (Loss)

The following provides information on the pension plan and postretirement medical and life insurance plan as of December 29, 2013 for the Successor Company and as of November 6, 2013 and December 30, 2012 for the Predecessor Company, for the Successor Company for the two months ended December 29, 2013 and for the Predecessor Company for the ten months ended November 6, 2013 and December 30, 2012.

	Pension	Pension	Pension	Postretirement	Postretirement	Postretirement
	Successor	Predecessor		Successor	Predecessor
	Two Months Ended December 29, 2013	Ten Months Ended November 6, 2013	Year Ended December 30, 2012	Two Months Ended December 29, 2013	Ten Months Ended November 6, 2013	Year Ended December 30, 2012
Change in projected benefit obligation:
Benefit obligation at beginning of period	$24,651	$27,126	$23,926	$6,015	$6,666	$6,461
Service cost	48	252	300	6	32	40
Interest cost	187	913	1,203	41	188	273
Actuarial (gain) loss	(408)	(2,111)	3,422	176	(596)	187
Benefits and expenses paid	(163)	(1,529)	(1,725)	(29)	(261)	(282)
Participant contributions	—	—	—	2	12	14
Employer implicit subsidy fulfilled	—	—	—	(5)	(26)	(27)

Projected benefit obligation at end of period	$24,315	$24,651	$27,126	$6,206	$6,015	$6,666

Change in plan assets:
Fair value of plan assets at beginning of period	$19,981	$18,241	$16,498	$—	$—	$—
Actual return on plan assets	472	2,121	2,353	—	—	—
Employer contributions	—	1,148	1,115	27	249	268
Employer implicit subsidy contribution	—	—	—	5	26	27
Participant contributions	—	—	—	2	12	14
Employer implicit subsidy fulfilled	—	—	—	(5)	(26)	(27)
Benefits paid	(123)	(1,324)	(1,402)	(29)	(261)	(282)
Expenses paid	(40)	(205)	(323)	—	—	—

Fair value of plan assets at end of period	$20,290	$19,981	$18,241	$—	$—	$—

Reconciliation of funded status:
Benefit obligation at end of period	$(24,315)	$(24,651)	$(27,126)	$(6,206)	$(6,015)	$(6,666)
Fair value of assets at end of period	20,290	19,981	18,241	—	—	—
Funded status	(4,025)	(4,670)	(8,885)	(6,206)	(6,015)	(6,666)
Unrecognized prior service cost	—	—	—	—	—	(1,525)
Unrecognized actuarial (gain) loss	(634)	—	8,294	176	—	220

Net accrued benefit cost	$(4,659)	$(4,670)	$(591)	$(6,030)	$(6,015)	$(7,971)

Balance sheet presentation:
Accrued liabilities	$—	$—	$—	$403	$79	$423
Pension and other postretirement benefit obligations	4,025	4,670	8,885	5,803	5,936	6,243
Accumulated other comprehensive income	634	—	(8,294)	(176)	—	1,305

Net accrued benefit cost	$4,659	$(4,670)	$591	$6,030	$6,015	$7,971

Comparison of obligations to plan assets:
Projected benefit obligation	$24,315	$24,651	$27,126	$6,206	$6,015	$6,666
Accumulated benefit obligation	24,315	24,651	27,126	6,206	6,015	6,666
Fair value of plan assets	20,290	19,981	18,241	—	—	—

	Pension				Postretirement
	Successor	Predecessor			Successor	Predecessor
	Two Months Ended December 29, 2013	Ten Months Ended November 6, 2013	Year Ended December 30, 2012	Year Ended January 1, 2012	Two Months Ended December 29, 2013	Ten Months Ended November 6, 2013	Year Ended December 30, 2012	Year Ended January 1, 2012
Components of net periodic benefit cost:
Service cost	$48	$252	$300	$200	$6	$32	$40	$42
Interest cost	187	913	1,203	1,238	41	188	273	303
Expected return on plan assets	(246)	(1,140)	(1,275)	(1,324)	—	—	—	—
Amortization of prior service cost	—	—	—	—	—	(383)	(457)	(457)
Amortization of unrecognized (gain) loss	—	432	382	82	—	—	—	—

Net periodic benefit cost	$(11)	$457	$610	$196	$47	$(163)	$(144)	$(112)

Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial (gain) loss	$(634)	$(7,843)	$2,343	$2,640	$176	$922	$187	$23
Amortization of net actuarial loss	—	(452)	(383)	(83)	—	—	—	—
Amortization of prior service credit	—	—	—	—	—	383	457	457
Other adjustment	—	—	43	(240)	—	—	—	—

Total recognized in other comprehensive income	$(634)	$(8,295)	$2,003	$2,317	$176	$1,305	$644	$480

Assumptions Used to Determine Defined Benefit Pension and Postretirement Plans Costs

The following assumptions were used in connection with the Company’s actuarial valuation of its defined benefit pension and postretirement plans for the six months ended June 29, 2014:

	Pension	Postretirement
Weighted average discount rate	5.0%	4.47%
Rate of increase in future compensation levels	—	—
Expected return on assets	8.0%	—
Current year trend	—	7.75%
Ultimate year trend	—	4.75%
Year of ultimate trend	—	2025

The following assumptions were used in connection with the Company’s actuarial valuation of its defined benefit pension and postretirement plans:

	Pension			Postretirement
	Successor	Predecessor		Successor	Predecessor
	Two Months Ended December 29, 2013	Ten Months Ended November 6, 2013	Year Ended December 30, 2012	Two Months Ended December 29, 2013	Ten Months Ended November 6, 2013	Year Ended December 30, 2012
Weighted average discount rate	5.0%	4.85%	4.1%	4.5%	4.3%	3.6%
Rate of increase in future compensation levels	—	—	—	—	—	—
Expected return on assets	8.0%	8.0%	7.75%	—	—	—
Current year trend	—	—	—	7.8%	7.8%	7.7%
Ultimate year trend	—	—	—	4.8%	4.8%	4.8%
Year of ultimate trend	—	—	—	2025	2025	2022

The following assumptions were used to calculate the net periodic benefit cost for the Company’s defined benefit pension and postretirement plans:

	Pension				Postretirement
	Successor	Predecessor			Successor	Predecessor
	Two Months Ended December 29, 2013	Ten Months Ended November 6, 2013	Year Ended December 30, 2012	Year Ended January 1, 2012	Two Months Ended December 29, 2013	Ten Months Ended November 6, 2013	Year Ended December 30, 2012	Year Ended January 1, 2012
Weighted average discount rate	5.0%	4.85%	5.1%	5.7%	4.3%	3.6%	4.4%	5.3%
Rate of increase in future compensation levels	—	—	—	—	—	—	—	—
Expected return on assets	8.0%	8.0%	7.75%	7.75%	—	—	—	—
Current year trend	—	—	—	—	7.8%	7.7%	8.1%	8.5%
Ultimate year trend	—	—	—	—	4.8%	4.8%	4.8%	4.8%
Year of ultimate trend	—	—	—	—	2025	2022	2022	2021

Schedule of Effect of One Percentage Point Change in Assumed Health Care Cost Trend Rates

Amortization of prior service costs was calculated using the straight-line method over the average remaining service periods of the employees expected to receive benefits under the plan.

	Postretirement	Postretirement
	Successor 2013	Predecessor 2012
Effect of 1% increase in health care cost trend rates
APBO	$6,611	$7,092
Dollar change	$405	$426
Percent change	6.5%	6.4%
Effect of 1% decrease in health care cost trend rates
APBO	$5,863	$6,308
Dollar change	$(343)	$(358)
Percent change	(5.5)%	(5.4)%

Schedule of Allocation of Plan Assets

Fair Value of plan assets are measured on a recurring basis using quoted market prices in active markets for identical assets, Level 1 input. The pension plan’s assets by asset category are as follows:

	Successor		Predecessor
	Two Months Ended December 29, 2013		Ten Months Ended November 6, 2013		December 30, 2012
	Dollar	Percent	Dollar	Percent	Dollar	Percent
Equity mutual funds	$14,738	73%	$14,676	74%	$12,299	67%
Fixed income mutual funds	4,021	20%	4,074	20%	5,320	29%
Cash and cash equivalents	803	4%	645	3%	575	3%
Other	728	3%	586	3%	47	1%

Total	$20,290	100%	$19,981	100%	$18,241	100%

Schedule of Expected Benefit Payments

The following benefit payments, which reflect expected future services, as appropriate, are expected to be paid as follows:

	Pension	Postretirement
2014	$1,461	$412
2015	1,508	410
2016	1,536	410
2017	1,545	379
2018	1,565	390
2019-2023	8,126	1,584
Employer contribution expected to be paid during the year ending December 31, 2014	$1,501	$412

Schedule of Multiemployer Plans

The Company makes all required contributions to these plans as determined under the respective CBAs. For each of the plans listed below, the Company’s contribution represented less than 5% of total contributions to the plan.

Pension Plan Name	EIN Number/ Plan Number	Zone Status		FIP/RP Status Pending/ Implemented	Contributions (in thousands)			Surcharge Imposed	Expiration Dates of CBAs
		2013	2012		2013	2012	2011
CWA/ITU Negotiated Pension Plan	13-6212879/001	Red	Red	Implemented	$12	$13	$9	No	5/31/17
GCIU—Employer Retirement Benefit Plan (1)(2)	91-6024903/001	Red	Red	Implemented	91	89	87	No	11/14/2014
The Newspaper Guild International Pension Plan (1)	52-1082662/001	Red	Red	Implemented	39	49	130	No	09/30/2014

Total					$142	$151	$226

(1)	This plan has elected to utilize special amortization provisions provided under the Preservation of Access to Care for Medicare Beneficiaries and Pension Relief Act of 2010.
(2)	During the fiscal year 2012 the Company accrued $1,185 related to this plan due to the discontinuance of press operations at its Suburban Chicago location.

Pension and Postretirement Net Periodic Benefit Costs

The following provides information on the pension plan and postretirement medical and life insurance plans for the three and six months ended June 29, 2014 and June 30, 2013.

	Successor Company Three Months Ended June 29, 2014		Predecessor Company Three Months Ended June 30, 2013		Successor Company Six Months Ended June 29, 2014		Predecessor Company Six Months Ended June 30, 2013
	Pension	Postretirement	Pension	Postretirement	Pension	Postretirement	Pension	Postretirement
Components of net periodic benefit costs:
Service cost	$75	$9	$75	$10	$150	$17	$150	$20
Interest cost	295	63	271	57	590	127	542	115
Expected return on plan assets	(406)	—	(340)	—	(812)	—	(680)	—
Amortization of prior service cost	—	—	—	(114)	—	—	—	(228)
Amortization of unrecognized loss	—	—	131	—	—	—	262	—

Total	$(36)	$72	$137	$(47)	$(72)	$144	$274	$(93)